Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$560,548.08

Principal:
Principal Collections	$9,938,561.09
Prepayments in Full	$3,518,840.08
Liquidation Proceeds	$114,102.31
Recoveries	$37,581.60
Sub Total	$13,609,085.08
Collections	$14,169,633.16

Purchase Amounts:
Purchase Amounts Related to Principal	$191,373.58
Purchase Amounts Related to Interest	$1,005.07
Sub Total	$192,378.65

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,362,011.81

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,362,011.81
Servicing Fee	$145,841.52	$145,841.52	$0.00	$0.00	$14,216,170.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,216,170.29
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,216,170.29
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,216,170.29
Interest - Class A-4 Notes	$63,358.69	$63,358.69	$0.00	$0.00	$14,152,811.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,152,811.60
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$14,085,337.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,085,337.85
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$14,035,352.02
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,035,352.02
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$13,972,212.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,972,212.02
Regular Principal Payment	$13,413,019.83	$13,413,019.83	$0.00	$0.00	$559,192.19
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$559,192.19
Residual Released to Depositor	$0.00	$559,192.19	$0.00	$0.00	$0.00
Total		$14,362,011.81

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,413,019.83
Total					$13,413,019.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,413,019.83	$98.06	$63,358.69	$0.46	$13,476,378.52	$98.52
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$13,413,019.83	$8.33	$243,958.27	$0.15	$13,656,978.10	$8.48

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$58,938,315.50	0.4308986	$45,525,295.67	0.3328359
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$169,428,315.50	0.1052304	$156,015,295.67	0.0968997

Pool Information
Weighted Average APR	4.005%	4.031%
Weighted Average Remaining Term	20.81	20.10
Number of Receivables Outstanding	21,353	20,463
Pool Balance	$175,009,819.40	$161,027,705.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$169,428,315.50	$156,015,295.67
Pool Factor	0.1063116	0.0978180

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$5,012,410.14
Targeted Overcollateralization Amount	$5,012,410.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,012,410.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		102	$219,236.53
(Recoveries)		115	$37,581.60
Net Loss for Current Collection Period			$181,654.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2456%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.6084%
Second Preceding Collection Period			0.3683%
Preceding Collection Period			0.5856%
Current Collection Period			1.2974%
Four Month Average (Current and Preceding Three Collection Periods)			0.7149%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,277	$11,373,868.83
(Cumulative Recoveries)			$2,025,188.56
Cumulative Net Loss for All Collection Periods			$9,348,680.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5679%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,155.37
Average Net Loss for Receivables that have experienced a Realized Loss			$1,771.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.74%	386	$4,418,752.32
61-90 Days Delinquent	0.27%	42	$440,720.37
91-120 Days Delinquent	0.07%	7	$106,638.04
Over 120 Days Delinquent	0.60%	57	$965,258.94
Total Delinquent Receivables	3.68%	492	$5,931,369.67

Repossession Inventory:
Repossessed in the Current Collection Period		12	$197,397.40
Total Repossessed Inventory		18	$272,699.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4672%
Preceding Collection Period			0.5292%
Current Collection Period			0.5180%
Three Month Average			0.5048%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer